CONSOLIDATED FINANCIAL STATEMENTS - Financial information of joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 2,475,863	R$ 4,160,654	R$ 4,617,204	R$ 2,641,652
Total current assets	31,257,422	32,640,477
Total non-current assets	42,541,230	41,174,136
Total current liabilities	13,462,581	14,036,814
Total non-current liabilities	14,037,878	16,962,150
Equity	46,298,193	42,815,649	31,085,210	R$ 27,173,127
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
Financial income	606,362	249,024	194,092
Financial expenses	(1,563,158)	(1,433,087)	(1,448,461)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
Net income	11,479,552	15,558,938	2,388,054
Depreciation and amortization	2,866,699	2,658,561	2,499,104
Other comprehensive income, net of tax	(794,070)	1,253,945	2,265,942
Total comprehensive income for the year, net of tax	10,685,482	16,812,883	4,653,996
Joint ventures
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	948,019	1,146,411	1,014,518
Total current assets	5,358,394	6,175,859	4,047,061
Total non-current assets	4,817,960	5,223,576	5,264,743
Short-term debt	454,518	890,039	621,198
Total current liabilities	3,574,475	4,360,043	2,862,035
Long-term debt	921,164	2,054,530	2,880,694
Total non-current liabilities	1,232,537	2,374,207	3,808,813
Equity	5,369,343	4,665,184	2,640,956
Net sales	14,978,713	12,263,023	6,916,719
Cost of sales	(12,072,326)	(10,075,640)	(2,230,550)
Income before financial income (expenses) and taxes	2,424,468	1,396,769	629,803
Financial income	339,310	349,333	18,215
Financial expenses	(501,573)	(740,096)	(301,564)
Income and social contribution taxes	(518,113)	(104,359)	(28,481)
Net income	1,713,009	968,064	260,999
Depreciation and amortization	299,830	742,566	295,612
Other comprehensive income, net of tax	(2,056)	175	3,358
Total comprehensive income for the year, net of tax	R$ 1,710,953	R$ 968,239	R$ 264,356